Fair Value [Text Block]	6 Months Ended
Sep. 30, 2019
Fair Value Disclosures [Abstract]
Fair Value [Text Block]
19.    FAIR VALUE
For a discussion and explanation of the MUFG Group’s valuation methodologies for assets and liabilities measured at fair value and the fair value hierarchy, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2019. During the six months ended September 30, 2019, there were no changes to the MUFG Group’s valuation methodologies that had a material impact on the MUFG Group’s financial position and results of operations.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present the financial instruments carried at fair value by level within the fair value hierarchy as of March 31, 2019 and September 30, 2019:

	At March 31, 2019
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities (1)	¥12,821,328	¥13,725,079	¥785,326	¥27,331,733
Debt securities
Japanese national government and Japanese government agency bonds	2,117,841	512,134	—	2,629,975
Japanese prefectural and municipal bonds	—	117,799	—	117,799
Foreign government and official institution bonds	9,264,028	454,365	792	9,719,185
Corporate bonds	—	3,203,585	31,384	3,234,969
Residential mortgage-backed securities	—	7,038,353	35,181	7,073,534
Asset-backed securities	—	253,274	627,678	880,952
Other debt securities	—	747	35,148	35,895
Commercial paper	—	1,473,693	—	1,473,693
Equity securities (2)	1,439,459	671,129	55,143	2,165,731
Trading derivative assets	63,582	13,047,590	93,313	13,204,485
Interest rate contracts	23,430	10,067,719	17,307	10,108,456
Foreign exchange contracts	1,115	2,771,115	22,861	2,795,091
Equity contracts	39,037	139,666	9,000	187,703
Commodity contracts	—	3,727	25,684	29,411
Credit derivatives	—	65,363	18,461	83,824
Investment securities:
Available-for-sale debt securities	22,550,086	10,684,983	283,434	33,518,503
Japanese national government and Japanese government agency bonds	20,635,872	3,441,824	—	24,077,696
Japanese prefectural and municipal bonds	—	2,226,566	—	2,226,566
Foreign government and official institution bonds	1,914,214	707,959	19,246	2,641,419
Corporate bonds	—	1,126,535	4,196	1,130,731
Residential mortgage-backed securities	—	1,615,336	15	1,615,351
Commercial mortgage-backed securities	—	128,917	2,038	130,955
Asset-backed securities	—	1,371,467	131,455	1,502,922
Other debt securities	—	66,379	126,484	192,863
Equity securities	5,982,629	375,914	27,820	6,386,363
Marketable equity securities	5,982,629	375,914	—	6,358,543
Nonmarketable equity securities (5)	—	—	27,820	27,820
Others (3)	807,193	42,184	32,378	881,755

Total	¥42,224,818	¥37,875,750	¥1,222,271	¥81,322,839

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥157,114	¥5,796	¥—	¥162,910
Trading derivative liabilities	88,329	12,701,110	57,143	12,846,582
Interest rate contracts	35,179	9,839,618	21,496	9,896,293
Foreign exchange contracts	2,633	2,663,347	4,670	2,670,650
Equity contracts	50,517	126,737	6,138	183,392
Commodity contracts	—	2,916	24,735	27,651
Credit derivatives	—	68,492	104	68,596
Obligation to return securities received as collateral	2,912,355	174,671	—	3,087,026
Others (4)	—	426,368	65,648	492,016

Total	¥3,157,798	¥13,307,945	¥122,791	¥16,588,534

	At September 30, 2019
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities (1)	¥14,173,666	¥13,692,234	¥682,862	¥28,548,762
Debt securities
Japanese national government and Japanese government agency bonds	3,020,794	491,006	—	3,511,800
Japanese prefectural and municipal bonds	—	113,830	—	113,830
Foreign government and official institution bonds	9,518,196	493,023	3,601	10,014,820
Corporate bonds	—	2,874,588	36,118	2,910,706
Residential mortgage-backed securities	—	6,319,014	11,973	6,330,987
Commercial mortgage-backed securities	—	811	—	811
Asset-backed securities	—	409,497	536,427	945,924
Other debt securities	—	16,088	34,196	50,284
Commercial paper	—	2,044,252	—	2,044,252
Equity securities (2)	1,634,676	930,125	60,547	2,625,348
Trading derivative assets	87,912	14,775,434	110,752	14,974,098
Interest rate contracts	37,296	11,674,714	21,657	11,733,667
Foreign exchange contracts	2,456	2,912,812	51,634	2,966,902
Equity contracts	48,160	93,103	8,077	149,340
Commodity contracts	—	3,331	25,768	29,099
Credit derivatives	—	91,474	3,616	95,090
Investment securities:
Available-for-sale debt securities	20,077,993	11,315,256	253,871	31,647,120
Japanese national government and Japanese government agency bonds	18,189,416	3,505,412	—	21,694,828
Japanese prefectural and municipal bonds	—	2,560,514	—	2,560,514
Foreign government and official institution bonds	1,888,577	799,782	14,002	2,702,361
Corporate bonds	—	1,211,976	5,736	1,217,712
Residential mortgage-backed securities	—	1,657,888	15	1,657,903
Commercial mortgage-backed securities	—	166,251	2,063	168,314
Asset-backed securities	—	1,361,823	130,880	1,492,703
Other debt securities	—	51,610	101,175	152,785
Equity securities	5,517,963	601,333	34,398	6,153,694
Marketable equity securities	5,517,963	601,333	—	6,119,296
Nonmarketable equity securities (5)	—	—	34,398	34,398
Others (3)	548,359	18,179	58,141	624,679
Total	¥40,405,893	¥40,402,436	¥1,140,024	¥81,948,353
Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥382,820	¥5,319	¥—	¥388,139
Trading derivative liabilities	138,690	14,096,679	55,464	14,290,833
Interest rate contracts	46,311	11,156,041	14,609	11,216,961
Foreign exchange contracts	4,477	2,762,772	5,671	2,772,920
Equity contracts	87,902	91,702	9,895	189,499
Commodity contracts	—	1,823	25,198	27,021
Credit derivatives	—	84,341	91	84,432
Obligation to return securities received as collateral	3,276,784	114,299	—	3,391,083
Others (4)	—	465,392	39,103	504,495
Total	¥3,798,294	¥14,681,689	¥94,567	¥18,574,550

Notes:	(1)	Includes securities measured under the fair value option.
	(2)
Excludes certain investments valued at net asset value of private equity funds whose fair values at March 31, 2019 were ¥40,400 million and those at September 30, 2019 were ¥52,259 million, respectively. The amounts of unfunded commitments related to these private equity funds at March 31, 2019 were ¥94,483 million, and those at September 30, 2019 were ¥101,730 million, respectively. For the nature and details of these investments, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2019.

	(3)
Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivative assets designated as hedging instruments.

	(4)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.
	(5)
Excludes certain investments valued at net asset value of real estate funds, private funds, and private equity funds whose fair values at March 31,
2019
were

¥17,583 million, ¥9,921
million and nil respectively, and those at September 30, 2019 were
¥19,954 million, ¥9,797
million and ¥9,168 million, respectively. The amounts of unfunded commitments related to these real estate funds, private funds and private equity funds at March 31, 2019 were
¥2,054 million, nil
and nil respectively, and those at September 30, 2019 were
¥2,047
million, nil and nil, respectively. For the nature and details of these investments, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2019.

Changes in Level 3 Recurring Fair Value Measurements
The following tables present a reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the six months ended September 30, 2018 and 2019. The determination to classify a financial instrument within Level 3 is based upon the significance of the unobservable inputs to overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable or Level 3 input, observable inputs (inputs that are actively quoted and can be validated to external sources). Accordingly, the gains and losses in the tables below include changes in fair value due in part to observable inputs used in the valuation techniques.

		Total gains (losses) for the period												Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2018
	March 31, 2018	Included in earnings		Included in other comprehensive income	Purchases	Issues	Sales	Settlements	Transfers into Level 3		Transfers out of Level 3		September 30, 2018
	(in millions)
Assets
Trading account assets:
Trading securities (1)	¥827,493	¥42,948	(2)	¥—	¥274,937	¥—	¥(177,306)	¥(181,133)	¥4,532		¥(15,067)		¥776,404	¥40,167	(2)
Debt securities
Foreign government and official institution bonds	1,047	214		—	40,600	—	(40,710)	(16)	—		—		1,135	6
Corporate bonds	23,092	682		—	729	—	(193)	(1,375)	4,532	(5)	(15,067	) (5)	12,400	642
Residential mortgage-backed securities	41,141	667		—	—	—	—	(3,072)	—		—		38,736	636
Asset-backed securities	684,637	38,155		—	216,109	—	(136,388)	(175,579)	—		—		626,934	36,181
Other debt securities	33,450	2,346		—	—	—	—	—	—		—		35,796	2,346
Equity securities	44,126	884		—	17,499	—	(15)	(1,091)	—		—		61,403	356
Trading derivatives—net	12,119	3,739	(2)	(545)	582	(429)	—	(34,413)	23,922		8,424		13,399	(7,391	) (2)
Interest rate contracts—net	14,596	2,127		(134)	—	(94)	—	(18,154)	311		(1,798)		(3,146)	2,256
Foreign exchange contracts—net	6,736	(12,064)		(262)	18	—	—	(2,614)	23,611	(5)	(2,863)		12,562	(11,544)
Equity contracts—net	(10,685)	13,488		(153)	—	—	—	(13,690)	—		13,085	(5)	2,045	964
Commodity contracts—net	683	156		4	564	(335)	—	(1)	—		—		1,071	900
Credit derivatives—net	789	32		—	—	—	—	46	—		—		867	33
Investment securities:
Available-for-sale debt securities	350,660	6,323	(3)	(9,056)	131,326	—	—	(181,004)	102		(89)		298,262	(83	) (3)
Foreign government and official institution bonds	20,192	—		(1,002)	242	—	—	(487)	—		—		18,945	—
Corporate bonds	6,037	4		(3)	1,670	—	—	(5,318)	102		(89)		2,403	(83)
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Commercial mortgage-backed securities	2,430	—		(104)	—	—	—	(33)	—		—		2,293	—
Asset-backed securities	161,172	6,319		(2,806)	129,400	—	—	(163,469)	—		—		130,616	—
Other debt securities	160,814	—		(5,141)	14	—	—	(11,697)	—		—		143,990	—
Equity securities	28,359	(1,199	) (3)	—	2,203	—	(825)	—	—		(125)		28,413	(1,602	) (3)
Nonmarketable equity securities	28,359	(1,199)		—	2,203	—	(825)	—	—		(125)		28,413	(1,602)
Others	8,660	966	(7)	(22)	8,601	—	(183)	—	—		—		18,022	872	(7)

Total	¥1,227,291	¥52,777		¥(9,623)	¥417,649	¥(429)	¥(178,314)	¥(396,550)	¥28,556		¥(6,857)		¥1,134,500	¥31,963

Liabilities
Others	¥(25,528)	¥(5,160	) (4)	¥2,262	¥—	¥848	¥—	¥(11,902)	¥14,454	(6)	¥24,235	(6)	¥5,005	¥(1,049	) (4)

Total	¥(25,528)	¥(5,160)		¥2,262	¥—	¥848	¥—	¥(11,902)	¥14,454		¥24,235		¥5,005	¥(1,049)

		Total gains (losses) for the period												Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2019
	March 31, 2019	Included in earnings		Included in other comprehensive income	Purchases	Issues	Sales	Settlements	Transfers into Level 3		Transfers out of Level 3		September 30, 2019
	(in millions)
Assets
Trading account assets:
Trading securities (1)	¥785,326	¥(20,158	) (2)	¥—	¥134,609	¥—	¥(120,505)	¥(105,890)	¥24,882		¥(15,402)		¥682,862	¥(19,011	) (2)
Debt securities
Foreign government and official institution bonds	792	347		—	50,548	—	(48,068)	(18)	—		—		3,601	(11)
Corporate bonds	31,384	(76)		—	—	—	(1,049)	(3,621)	24,882	(5)	(15,402	) (5)	36,118	6
Residential mortgage-backed securities	35,181	(1,425)		—	—	—	(11,134)	(10,649)	—		—		11,973	(1,109)
Asset-backed securities	627,678	(20,780)		—	79,717	—	(60,249)	(89,939)	—		—		536,427	(18,740)
Other debt securities	35,148	(952)		—	—	—	—	—	—		—		34,196	(952)
Equity securities	55,143	2,728		—	4,344	—	(5)	(1,663)	—		—		60,547	1,795
Trading derivatives—net	36,170	4,283	(2)	(107)	99	(773)	—	(21,616)	37,553		(321)		55,288	1,797	(2)
Interest rate contracts—net	(4,189)	14,185		(113)	—	—	—	(5,471)	2,976		(340)		7,048	6,246
Foreign exchange contracts—net	18,191	(10,614)		(87)	3	—	—	4,037	34,577	(5)	(144)		45,963	(5,580)
Equity contracts—net	2,862	743		87	96	(419)	—	(5,350)	—		163		(1,818)	703
Commodity contracts—net	949	(27)		2	—	(354)	—	—	—		—		570	645
Credit derivatives—net	18,357	(4)		4	—	—	—	(14,832)	—		—		3,525	(217)
Investment securities:
Available-for-sale debt securities	283,434	1,331	(3)	(5,379)	134,575	—	—	(162,520)	5,450		(3,020)		253,871	(619	) (3)
Foreign government and official institution bonds	19,246	—		209	382	—	—	(5,835)	—		—		14,002	—
Corporate bonds	4,196	(383)		114	20	—	—	(641)	5,450	(5)	(3,020	) (5)	5,736	(619)
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Commercial mortgage-backed securities	2,038	—		58	—	—	—	(33)	—		—		2,063	—
Asset-backed securities	131,455	1,714		(3,914)	134,169	—	—	(132,544)	—		—		130,880	—
Other debt securities	126,484	—		(1,846)	4	—	—	(23,467)	—		—		101,175	—
Equity securities	27,820	2,660	(3)	—	5,636	—	(1,515)	(1)	—		(202)		34,398	1,736	(3)
Nonmarketable equity securities	27,820	2,660		—	5,636	—	(1,515)	(1)	—		(202)		34,398	1,736
Others	32,378	(8,350	) (7)	(1,732)	35,894	—	(48)	(1)	—		—		58,141	(8,346	) (7)

Total	¥1,165,128	¥(20,234)		¥(7,218)	¥310,813	¥(773)	¥(122,068)	¥(290,028)	¥67,885		¥(18,945)		¥1,084,560	¥(24,443)

Liabilities
Others	¥65,648	¥(18,504	) (4)	¥1,807	¥—	¥2,338	¥—	¥(9,708)	¥1,171	(6)	¥(37,043	) (6)	¥39,103	¥(16,212	) (4)

Total	¥65,648	¥(18,504)		¥1,807	¥—	¥2,338	¥—	¥(9,708)	¥1,171		¥(37,043)		¥39,103	¥(16,212)

Notes:	(1)	Includes Trading securities measured under the fair value option.
	(2)	Included in Trading account profits (losses)—net and in Foreign exchange losses—net.
	(3)	Included in Investment securities gains—net.
	(4)	Included in Trading account profits (losses)—net.
(5)
Transfers into Level 3 for Foreign exchange contract were mainly caused by the valuation using certain unobservable input. Transfers into (out of) Level 3 for corporate bonds were mainly caused by the decrease (increase) in liquidity or the availability of the quoted prices provided by third-party venders and Equity contracts—net were mainly caused by the change of valuation model and the change cease using certain unobservable input.

(6)
Transfers into (out of) Level 3 for bifurcated embedded derivatives in Others were mainly caused by the decrease (increase) in the observability of the key inputs to the valuation models and a corresponding increase (decrease) in the significance of the unobservable inputs.

	(7)	Included in Fees and com m ission s income and Other non-interest income.

Quantitative Information about Level 3 Fair Value Measurements
The following tables present information on the valuation techniques, significant unobservable inputs and their ranges for each major category of assets and liabilities measured at fair value on a recurring basis and classified in Level 3:

At March 31, 2019	Fair value (1)	Valuation technique	Significant unobservable inputs	Range	Weighted a verage (2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign government and official institution bonds	¥19,246	Return on equity method	Probability of default	0.0%~ 0.4%	0.3%
			Recovery rate	60.0%~70.0%	66.7%
			Market-required return on capital	10.0%	10.0%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	109,213	Discounted cash flow	Probability of default	1.2%~ 5.3%	5.0%
			Recovery rate	60.0%~ 76.0%	67.2%
			Loan price	90.5%~100.3%	95.4%
	587,577	Internal model (4)	Asset correlations	10.0%	10.0%
			Discount factor	1.0%~1.2%	1.2%
			Prepayment rate	22.7%	22.7%
			Probability of default	0.0%~ 90.1%	— (3)
			Recovery rate	64.3%	64.3%
Other debt securities	35,148	Discounted cash flow	Liquidity premium	1.0%~2.4%	1.3%
	112,822	Return on equity method	Probability of default	0.0%~ 25.0%	0.3%
			Recovery rate	40.0%~ 90.0%	78.0%
			Market-required return on capital	8.0%~ 10.0%	9.5%

At March 31, 2019	Fair value (1)	Valuation technique	Significant unobservable inputs	Range
(in millions)
Trading derivatives—net:
Interest rate contracts—net	(4,189)	Option model	Probability of default	0.0%~12.0%
			Correlation between interest rates	29.2%~51.3%
			Correlation between interest rate and foreign exchange rate	22.8%~60.0%
			Recovery rate	41.0%~48.0%
			Volatility	11.0%~71.3%
Foreign exchange contracts—net	18,198	Option model	Probability of default	0.0%~12.0%
			Correlation between interest rates	35.0%~70.0%
			Correlation between interest rate and foreign exchange rate	14.8%~60.0%
			Recovery rate	41.0%~48.0%
			Correlation between underlying assets	65.0%
			Volatility	9.7%~18.2%
Equity contracts—net	(2,727)	Option model	Correlation between foreign exchange rate and equity	7.0%~64.1%
			Correlation between equities	21.6%~80.3%
			Correlation between underlying assets	51.7%~82.0%
			Volatility	21.0%~30.0%
	5,878	Discounted cash flow	Term of litigation	1.0year

At September 30, 2019	Fair value (1)	Valuation technique	Significant unobservable inputs	Range	Weighted a verage (2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign government and official institution bonds	¥14,002	Return on equity method	Probability of default	0.1%~1.3%	0.4%
			Recovery rate	55.0%~90.0%	70.4%
			Market-required return on capital	8.0%~ 10.0%	10.0%
Corporate bonds	5,212	Discounted cash flow	Probability of default	7.2%	7.2%
			Recovery rate	41.0%~70.3%	42.5%
Residential mortgage- backed securities, Commercial mortgage- backed securities and Asset-backed securities	81,804	Discounted cash flow	Probability of default	1.2%~5.3%	5.0%
			Recovery rate	60.0%~76.0%	67.7%
	504,203	Internal model (4)	Asset correlations	10.0%	10.0%
			Discount factor	1.1%~ 1.5%	1.4%
			Prepayment rate	16.3%	16.3%
			Probability of default	0.0%~86.3%	— (3)
			Recovery rate	63.8%	63.8%
Other debt securities	34,196	Discounted cash flow	Liquidity premium	1.0%~2.4%	1.3%
	87,626	Return on equity method	Probability of default	0.0%~25.0%	0.3%
			Recovery rate	60.0%~90.0%	79.6%
			Market-required return on capital	8.0%~10.0%	9.4%

At September 30, 2019	Fair value (1)	Valuation technique	Significant unobservable inputs	Range
(in millions)
Trading derivatives—net:
Interest rate contracts—net	6,775	Option model	Probability of default	0.0%~11.3%
			Correlation between interest rates	34.2%~58.3%
			Correlation between interest rate and foreign exchange rate	25.8%~60.0%
			Recovery rate	41.0%~48.0%
			Volatility	0.0%~100.0%
Foreign exchange contracts—net	45,967	Option model	Probability of default	0.0%~11.3%
			Correlation between interest rates	35.0%~70.0%
			Correlation between interest rate and foreign exchange rate	13.9%~60.0%
			Recovery rate	41.0%~48.0%
			Correlation between underlying assets	60.0%
			Volatility	8.1%~18.0%
Equity contracts—net	(7,097)	Option model	Correlation between foreign exchange rate and equity	7.0%~ 58.2%
			Correlation between equities	20.7%~73.7%
			Correlation between underlying assets	51.7%~82.0%
			Volatility	12.2%~30.0%
	5,854	Discounted cash flow	Term of litigation	0.6 years
Credit derivatives—net	1,735	Internal model	Correlation between interest rate and foreign exchange rate	33.9%

Notes:	(1)	The fair value as of March 31, 2019 and September 30, 2019 excludes the fair value of investments valued using vendor prices.
	(2)	Weighted averages are calculated by weighing each input by the relative fair value of the respective financial instruments.
	(3)	See “Probability of default” in “Sensitivity to and range of unobservable inputs” in Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2019.
	(4)
For further detail of Internal model, refer to the last paragraph of “Trading Account Assets and Liabilities—Trading Account Securities” in Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2019.

Sensitivity to and range of unobservable inputs
For a discussion of the impact on fair value of changes in unobservable inputs and the relationships between unobservable inputs as well as a description of attributes of the underlying instruments and external market factors that affect the range of inputs used in the valuation of the MUFG Group’s Level 3 financial instruments, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2019.
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Certain assets and liabilities may be measured at fair value on a nonrecurring basis in periods subsequent to their initial recognition. These assets are subject to fair value adjustments that result from the application of the lower of cost or fair value accounting, write-downs of individual assets or the measurement alternative for nonmarketable equity securities. See Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2019 for further information on assets and liabilities measured at fair value on a nonrecurring basis.
The following table presents the carrying value of assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of March 31, 2019 and September 30, 2019:

	March 31, 2019				September 30, 2019
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2		Level 3	Total carrying value
	(in millions)
Assets
Investment securities (1)(2)	¥—	¥80,779	¥4,208	¥84,987	¥—	¥7,300		¥2,474	¥9,774
Loans	2,656	9,104	250,678	262,438	2,469	7,586		262,451	272,506
Loans held for sale	—	—	77,506	77,506	—	—		75,319	75,319
Collateral dependent loans	2,656	9,104	173,172	184,932	2,469	7,586		187,132	197,187
Premises and equipment	—	—	35,352	35,352	—	—		13,595	13,595
Intangible assets	—	—	19,635	19,635	—	—		395	395
Other assets	136,528	49,756	9,774	196,058	17,986	43,905		14,614	76,505
Investments in equity method investees (1)	136,528	49,756	—	186,284	17,986	—		5,911	23,897
Other	—	—	9,774	9,774	—	43,905	(3)	8,703	52,608

Total	¥139,184	¥139,639	¥319,647	¥598,470	¥20,455	¥58,791		¥293,529	¥372,775

Notes:	(1)
Excludes certain investments valued at net asset value of ¥8,866 million and ¥3,230 million at March 31, 2019 and September 30, 2019, respectively. The unfunded commitments related to these investments are ¥12,242 million and ¥
12,176
 million at March 31, 2019 and September 30, 2019, respectively. These investments are in private equity funds. For the nature and details of private equity funds, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2019.

	(2)
Includes certain nonmarketable equity securities that are measured at fair value on a nonrecurring basis, including impairment and observable price change for nonmarketable equity securities measured under the measurement alternative.

	(3)	Includes certain held for sale assets that are measured at fair value on a nonrecurring basis, including impairment.

The following table presents losses (gains) recorded as a result of changes in the fair value of assets measured at fair value on a nonrecurring basis for the six months ended September 30, 2018 and 2019:

	Losses(gains) for the six months ended September 30,
	2018	2019
	(in millions)
Investment securities	¥(8,013)	¥2,193
Loans	23,727	30,664
Loans held for sale	3	8,468
Collateral dependent loans	23,724	22,196
Premises and equipment	3,552	5,975
Intangible assets	667	2,334
Goodwill	—	241,356
Other assets	10,696	15,437
Investments in equity method investees	10,034	4,944
Other	662	10,493

Total	¥30,629	¥297,959

Fair Value Option
For a discussion of the primary financial instruments for which the fair value option was previously elected, including the basis for those, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2019.
The following table presents the gains or losses recorded for the six months ended September 30, 2018 and 2019 related to the eligible instruments for which the MUFG Group elected the fair value option:

	Six months ended September 30,
	2018			2019
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Trading account securities (1)	¥(157,359)	¥638,886	¥481,527	¥437,931	¥(654,622)	¥(216,691)

Total	¥(157,359)	¥638,886	¥481,527	¥437,931	¥(654,622)	¥(216,691)

Financial liabilities:
Other short-term borrowings (2)	¥(1,446)	¥—	¥(1,446)	¥(778)	¥—	¥(778)
Long-term debt (2)	(6,491)	—	(6,491)	(20,559)	—	(20,559)

Total	¥(7,937)	¥—	¥(7,937)	¥(21,337)	¥—	¥(21,337)

The following table presents the differences between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of March 31, 2019 and September 30, 2019 for long-term debt instruments for which the fair value option has been elected:

	March 31, 2019			September 30, 2019
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial liabilities:
Long-term debt	¥358,730	¥325,808	¥(32,922)	¥319,736	¥299,768	¥(19,968)

Total	¥358,730	¥325,808	¥(32,922)	¥319,736	¥299,768	¥(19,968)

Interest income and expense related to the assets and liabilities for which the fair value option is elected are measured based on the contractual rates and dividend income related to these assets are recognized when the shareholder right to receive the dividend is established. These interest income and expense and dividend income are reported in the accompanying condensed consolidated statements of income as either interest income or expense, depending on the nature of the related asset or liability.
Estimated Fair Value of Financial Instruments
The following is a summary of carrying amounts and estimated fair values by level within the fair value hierarchy of financial instruments which are not carried at fair value on a recurring basis in the accompanying condensed consolidated balance sheets as of March 31, 2019 and September 30, 2019:

	At March 31, 2019
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥33,924	¥33,924	¥33,924	¥—	¥—
Interest-earning deposits in other banks	40,647	40,647	—	40,647	—
Call loans and funds sold	1,110	1,110	—	1,110	—
Receivables under resale agreements	10,975	10,975	—	10,975	—
Receivables under securities borrowing transactions	2,759	2,759	—	2,759	—
Investment securities	4,442	4,453	1,197	1,135	2,121
Loans, net of allowance for credit losses (1)	116,213	117,064	3	247	116,814
Other financial assets (2)	7,455	7,455	—	7,455	—
Financial liabilities:
Deposits
Non-interest-bearing	¥30,443	¥30,443	¥—	¥30,443	¥—
Interest-bearing	168,846	168,899	—	168,899	—
Total deposits	199,289	199,342	—	199,342	—
Call money and funds purchased	2,450	2,450	—	2,450	—
Payables under repurchase agreements	25,225	25,225	—	25,225	—
Payables under securities lending transactions	913	913	—	913	—
Due to trust account and other short-term borrowings	9,177	9,177	—	9,177	—
Long-term debt	27,790	27,968	—	27,968	—
Other financial liabilities	6,781	6,781	—	6,781	—

	At September 30, 2019
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥34,248	¥34,248	¥34,248	¥—	¥—
Interest-earning deposits in other banks	39,080	39,080	—	39,080	—
Call loans and funds sold	1,048	1,048	—	1,048	—
Receivables under resale agreements	16,247	16,247	—	16,247	—
Receivables under securities borrowing transactions	2,874	2,874	—	2,874	—
Investment securities	4,220	4,258	1,177	1,048	2,033
Loans, net of allowance for credit losses (1)	114,541	115,593	2	254	115,337
Other financial assets (2)	7,976	7,976	—	7,976	—
Financial liabilities:
Deposits
Non-interest-bearing	¥30,511	¥30,511	¥—	¥30,511	¥—
Interest-bearing	167,672	167,742	—	167,742	—
Total deposits	198,183	198,253	—	198,253	—
Call money and funds purchased	2,296	2,296	—	2,296	—
Payables under repurchase agreements	26,616	26,616	—	26,616	—
Payables under securities lending transactions	1,111	1,111	—	1,111	—
Due to trust account and other short-term borrowings	10,082	10,082	—	10,082	—
Long-term debt	27,430	27,802	—	27,802	—
Other financial liabilities	6,912	6,912	—	6,912	—

Notes:	(1)
Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.

	(2)	Excludes investments in equity method investees of ¥ 2,487 billion and ¥ 2,286 billion at March 31, 2019 and September 30, 2019, respectively.

The fair values of certain
off-balance
sheet financial instruments held for purposes other than trading, including commitments to extend credit and commercial letters of credit, are estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the credit quality. The aggregate fair value of such instruments at March 31, 2019 and September 30, 2019 was not material.